Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0001650648
Registrant Name	4D Molecular Therapeutics, Inc.
Registration File Number	333-276872
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES